FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT
Schedule of financial assets, measured at fair value, by level within the fair value hierarchy

		Fair value measurements at reporting date using
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Cash equivalents‑time deposits	136,189	—	136,189	—
Restricted cash (Note 3)	2,679	2,679	—	—
Short-term investments (Note 4)	1,409,439	—	1,409,439	—

Total	1,548,307	2,679	1,545,628	—

		Fair value measurements at reporting date using
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	280,000	—	280,000	—
Money market fund	2,101,275	2,101,275	—	—
Restricted cash (Note 3)	617,586	617,586	—	—
Short-term investments (Note 4)	4,021,199	—	4,021,199	—

Total	7,020,060	2,718,861	4,301,199	—

Schedule of financial assets, measured at fair value on a nonrecurring basis by level within the fair value hierarchy

		Fair value measurements at reporting date using
Items	As of December 31, 2013 (As Restated)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (As Restated)	Total Losses (As Restated)
	RMB	RMB	RMB	RMB	RMB
Intangible assets with definite useful years, net (Note 10)	45,850	—	—	45,850	32,144
Capitalized content production costs	1,176	—	—	1,176	1,744
Property and equipment, net (Note 12)	184,596	—	—	184,596	73,438

	231,622	—	—	231,622	107,326